BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock California Municipal Series Trust

BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM

BlackRock Advantage Small Cap Core Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Alternative Capital Strategies Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Long/Short Credit Fund

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock Impact Bond Fund

BlackRock Impact U.S. Equity Fund

BlackRock International Opportunities Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Multi-Manager Alternative Strategies Fund

BlackRock Real Estate Securities Fund

BlackRock Science & Technology

Opportunities Portfolio

BlackRock Tactical Opportunities Fund

BlackRock Total Emerging Markets Fund

BlackRock Total Factor Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock Dynamic High Income Portfolio

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Fund

BlackRock Multi-Asset Income Portfolio

BlackRock Strategic Income Opportunities Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Funds III

BlackRock Advantage International Fund

BlackRock CoreAlpha Bond Fund

BlackRock LifePath® Dynamic Retirement Fund

BlackRock LifePath® Dynamic 2020 Fund

BlackRock LifePath® Dynamic 2025 Fund

BlackRock LifePath® Dynamic 2030 Fund

BlackRock LifePath® Dynamic 2035 Fund

BlackRock LifePath® Dynamic 2040 Fund

BlackRock LifePath® Dynamic 2045 Fund

BlackRock LifePath® Dynamic 2050 Fund

BlackRock LifePath® Dynamic 2055 Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Event Driven Equity Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.

BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust

BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.

BlackRock International Fund

BlackRock Small Cap Growth Fund II

BlackRock Strategic Global Bond Fund, Inc.

BlackRock Value Opportunities Fund, Inc.

FDP Series, Inc.

FDP BlackRock CoreAlpha Bond Fund

FDP BlackRock Invesco Value Fund

FDP BlackRock Janus Growth Fund

FDP BlackRock MFS Research International Fund

Managed Account Series

BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 6, 2017 to the

Statement of Additional Information (“SAI”) of each Fund

Effective April 10, 2017, each SAI is amended as follows:

The following is added to the end of the first paragraph of the section entitled “Purchase of Shares—Reduced Initial Sales Charges” in Part II of each Fund’s current SAI:

Certain sales load reductions and waivers may be available to customers of certain financial intermediaries, as described under “Intermediary-Defined Sales Charge Waiver Policies” in the Fund’s prospectus.

The following is added to the end of the section entitled “Purchase of Shares—Deferred Sales Charge Alternative-Investor B and Investor C Shares—Investor B and Investor C Shares-Contingent Deferred Sales Charge Waivers and Reductions” of Part II of each Fund’s current SAI:

Certain CDSC waivers and reductions on Investor B and Investor C Shares may be available to customers of certain financial intermediaries, as described under “Intermediary-Defined Sales Charge Waiver Policies” in the Fund’s prospectus.

Shareholders should retain this Supplement for future reference.

SAI-GLOBAL-0417SUP